Shareholder Report, Line Graph (Details) 462680_Jacob Small Cap Growth Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Investor Class
Account Value [Line Items]
Accumulated Value	$ 22,537	$ 15,581	$ 13,492	$ 13,996	$ 30,361	$ 18,788	$ 14,256	$ 17,043	$ 10,986	$ 10,000	$ 20,045
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	34,718	29,960	23,566	20,325	22,895	17,455	14,315	13,909	11,623	10,000	$ 41,793
Bloomberg US 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2000 Growth Total Return Index
Accumulated Value	$ 22,786	$ 20,665	$ 17,590	$ 16,955	$ 22,594	$ 15,550	$ 13,526	$ 15,129	$ 11,519	$ 10,000	$ 28,368